OPERATING DATA - Movement in Inventory Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Inventory write-downs - opening balance	$ 1,434	$ 1,629	$ 1,023
Additions	567	516	759
Deductions / Releases	(550)	(681)	(136)
Foreign exchange and others	(81)	(30)	(17)
Inventory write-downs - closing balance	$ 1,370	$ 1,434	$ 1,629